Loulo-Gounkoto (Tables)	12 Months Ended
Dec. 31, 2025
Additional information [abstract]
Disclosure of business combination impact on 2025 net earnings	The resulting impact
on 2025 net earnings of these events is summarized in the
following table:

Carrying value of net assets derecognized	($3,421)
Carrying value of non-controlling interest derecognized	686
Fair value of Loulo-Gounkoto investment (note 4)	2,576
Carrying value of receivables derecognized (Q4)	(186)
Settlement payment to Government of Mali (Q4)	(253)
Other	(27)
Net expense recognized in Other Expense (Income)	($625)